CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Net loss from continuing operations	$ (38,570,000)	$ (7,699,000)
Items not affecting cash from operations:
Reclamation management contract loss provision	122,000	43,000
Depreciation of plant and equipment and ROU assets	1,563,000	1,635,000
Amortization of intangible assets	3,000	8,000
Share-based compensation expense	3,739,000	4,075,000
Finance costs, foreign exchange and other	523,000	(70,000)
Embedded derivative asset (gain) loss	21,728,000	(5,489,000)
Unrealized (gain) loss on investments	(169,000)	3,000
Write-down of inventory	2,773,000
Deferred income tax (recovery) provision	(5,517,000)	809,000
Changes in non-cash working capital balances related to operations
(Increase) decrease in accounts and other receivables	(2,720,000)	(441,000)
Increase in inventories	(1,247,000)	18,000
(Increase) decrease in prepaid expenses and other current assets	(1,278,000)	359,000
Decrease (increase) in deferred revenue	(90,000)	(54,000)
(Decrease) increase in accounts payable, lease and accrued liabilities	3,020,000	1,106,000
Cash used in operating activities from continuing operations	(16,120,000)	(5,697,000)
Cash (used in) from operating activities from discontinued operations	417,000	(1,522,000)
Cash used in operating activities	(15,703,000)	(7,219,000)
Cash flows (used in) from investing activities
Expenditures on mineral properties, plant and equipment	(16,974,000)	(6,647,000)
Increase in restricted cash	(216,000)	(12,000)
Proceeds from sale of discontinued operations	12,100,000
Investment in joint venture	0	0
Purchase of investments	(238,000)	(28,000)
Cash used in investing activities from continuing operations	(5,328,000)	(6,687,000)
Cash used in investing activities from discontinued operations	(40,000)	(1,440,000)
Cash used in investing activities	(5,368,000)	(8,127,000)
Cash flows from (used in) financing activities
Proceeds from issuance of shares	38,640,000	12,135,000
Issuance costs	(2,554,000)	(1,379,000)
Repayment of lease liabilities	(1,224,000)	(217,000)
Proceeds from exercise of warrants		2,687,000
Proceeds from exercise of stock options	2,813,000	767,000
Cash from financing activities from continuing operations	37,675,000	13,993,000
Cash used in financing activities from discontinued operations	(40,000)	(382,000)
Cash from financing activities	37,635,000	13,611,000
Increase (decrease) in Cash and Cash Equivalents	16,564,000	(1,735,000)
Change of Cash of Discontinued Operations	337,000	(3,344,000)
Cash and Cash Equivalents - Beginning of Year	6,841,000	8,576,000
Cash and Cash Equivalents - End of Year	$ 23,742,000	$ 6,841,000